Marketable securities	6 Months Ended
Jun. 30, 2024
Marketable securities [Abstract]
Marketable securities

Note 3. Marketable securities

Marketable securities consisted of the following:

	As of June 30, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Corporate bond	48,648	—	(209)	48,439
Agency bond	58,714	2	(161)	58,555
Treasury bills	10,029	—	(1)	10,028
US Government	15,303	—	(43)	15,260
Total	132,694	2	(414)	132,282

	As of December 31, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bond	18,521	57	(29)	$18,549
Agency bond	40,487	63	(64)	$40,486
US Government	8,538	13	(34)	$8,517
Total	67,546	133	(127)	67,552

As of June 30, 2024 and December 31, 2023, no continuous unrealized losses for twelve months or greater were identified.

The allowance for credit losses for the six months ended June 30, 2024 was not material.

The following table summarizes the Company’s marketable securities by contractual maturities:

June 30, 2024
(Unaudited)
Due in 1 year or less	$71,630
Due in 1 year through 2 years	60,652
Total	$132,282